Label	Element	Value
Unallocated Reserve [Member]
Distribution Paid	msb_DistributionPaid	$ 1,049,601
Distribution Paid	msb_DistributionPaid	6,035,205
Distribution Paid	msb_DistributionPaid	6,691,205
Distribution Paid	msb_DistributionPaid	4,198,403
Distribution Paid	msb_DistributionPaid	11,545,609
Distribution Paid	msb_DistributionPaid	524,800
Distribution Declared	msb_DistributionDeclared	7,478,406
Distribution Declared	msb_DistributionDeclared	8,396,806
Distribution Declared	msb_DistributionDeclared	$ 656,001